INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	2012	2011

Raw materials	$7,865,191	$10,967,758
Work-in-process	3,491,181	3,007,200
Finished goods	11,406,173	10,488,184
	$22,762,545	$24,463,142